DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 6. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have been met. See Note 5, deferred revenue is included in accounts payable and accrued liabilities.

	March 31,	December 31,
	2024	2023

Deferred revenue - beginning of period	$-	$17,506
Deferred revenue - recognized	-	(17,506)
Additional amounts deferred	12,155	-
Deferred revenue - end of period	$12,155	$-

NOTE 7. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have been met. See Note 6, deferred revenue is included in accounts payable and accrued liabilities.

	December 31,	December 31,
	2023	2022

Deferred revenue - beginning of year	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(17,506)	(45,503)
Deferred revenue - end of year	$-	$17,506